Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line items]
Deposits	$ 784,627	$ 764,857
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	135,250
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	261,000
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	388,377
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	745,584	725,849
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	39,043	39,008
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	255,523	252,894
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	14,563
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	142,147
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	98,813
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	441,342	435,499
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	104,128
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	118,217
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	218,997
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	27,401	20,009
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	16,559
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	636
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	10,206
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	60,361	56,455
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	60,361
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	87,482	84,460
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	530,160	526,186
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,924	12,927
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	109,298	101,141
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,601	5,691
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 38,162	$ 34,452